Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Capital Disclosures [Abstract]
Schedule of company's capital
As at December 31,	2020	2019
Shareholders’ equity (excluding reserves)	$1,422,212	$1,185,950
Debt financing (excluding deferred financing costs, prepayment options and loss on repayment (December 31, 2019 - deferred financing costs and prepayment options))	$3,184,832	$3,713,192